Segments - Schedule of Revenue from External Customers by Country (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 171,138	$ 194,094
United States
Disclosure Of Operating Segments [Line Items]
Total Revenue	101,178	110,109
Italy
Disclosure Of Operating Segments [Line Items]
Total Revenue	31,800	27,270
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total Revenue	17,552	36,499
Germany
Disclosure Of Operating Segments [Line Items]
Total Revenue	6,533	3,266
Colombia
Disclosure Of Operating Segments [Line Items]
Total Revenue	5,611	6,198
Sweden
Disclosure Of Operating Segments [Line Items]
Total Revenue	3,233	3,260
Brazil
Disclosure Of Operating Segments [Line Items]
Total Revenue	1,409	1,337
Switzerland
Disclosure Of Operating Segments [Line Items]
Total Revenue	1,053	801
Japan
Disclosure Of Operating Segments [Line Items]
Total Revenue	1,038	1,789
Spain
Disclosure Of Operating Segments [Line Items]
Total Revenue	609	0
Austria
Disclosure Of Operating Segments [Line Items]
Total Revenue	467	1,260
Netherlands
Disclosure Of Operating Segments [Line Items]
Total Revenue	161	1,495
Denmark
Disclosure Of Operating Segments [Line Items]
Total Revenue	9	577
Other
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 485	$ 233